UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Africa & Middle East Fund

Investor Class (TRAMX)

This annual shareholder report contains important information about Africa & Middle East Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - Investor Class	$144	1.30%

What drove fund performance during the past 12 months?

  Stocks in South Africa surged in the year ended October 31, 2024. Investors were greatly encouraged by the national elections in May 2024, which resulted in the African National Congress forming a Government of National Unity with the Democratic Alliance, a party viewed as economically liberal and market friendly. The oil price traded down as expectations for lower global oil demand growth, particularly from China, more than offset concerns over escalating regional geopolitical tensions. Saudi Arabian stocks registered gains; however, economic growth expectations for the kingdom were revised down.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in the United Arab Emirates made a significant contribution to relative performance. Shares in Parkin soared following the Dubai-based parking operator’s initial public offering in February 2024. On a sector basis, energy contributed significantly to portfolio returns, driven by holdings in Adnoc Logistics & Services and Adnoc Drilling.

  On the negative side, stock selection in Saudi Arabia was a detractor from relative performance. In particular, the portfolio had no exposure to a number of large benchmark heavyweight names whose shares rose strongly over the review period. These included ACWA Power and Saudi Arabian Mining Co (Ma'aden), both excessively valued, in our view. On a sector basis, the lack of exposure to real estate names in the United Arab Emirates, where population growth has been stronger than we expected, weighed on relative returns.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,561	9,397	9,396
2015	9,935	10,000	9,999
2015	9,263	9,134	9,134
2015	8,159	8,078	8,077
2016	6,805	6,625	6,626
2016	7,888	7,991	7,993
2016	7,927	8,087	8,092
2016	7,798	7,884	7,870
2017	8,153	8,288	8,303
2017	8,477	8,519	8,501
2017	8,994	8,905	8,842
2017	8,842	8,781	8,657
2018	10,373	10,147	10,004
2018	10,476	9,963	9,921
2018	9,931	9,697	9,633
2018	8,781	8,521	8,567
2019	9,648	9,562	9,541
2019	10,172	9,960	9,890
2019	9,617	9,658	9,596
2019	9,062	9,027	9,015
2020	9,234	9,301	9,279
2020	7,076	7,381	7,336
2020	7,677	8,119	8,063
2020	8,133	8,371	8,315
2021	9,498	9,763	9,705
2021	10,760	10,984	10,980
2021	11,093	11,291	11,341
2021	12,079	11,829	11,907
2022	12,877	12,465	12,555
2022	13,316	13,501	13,594
2022	12,311	11,987	12,079
2022	11,480	11,365	11,452
2023	11,766	11,373	11,460
2023	11,872	11,404	11,492
2023	12,669	11,861	11,951
2023	11,286	10,556	10,636
2024	12,540	11,695	11,785
2024	12,804	11,747	11,834
2024	13,441	12,342	12,433
2024	13,753	12,721	12,815

202411-4029887, 202412-3915309

F168-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa & Middle East Fund (Investor Class)	21.86%	8.70%	3.24%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.51	7.10	2.44
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	7.29	2.51

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$95,703
  Number of Portfolio Holdings57
  Investment Advisory Fees Paid (000s)$514
  Portfolio Turnover Rate40.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	45.3%
Consumer Discretionary	12.9
Materials	10.2
Consumer Staples	8.6
Industrials & Business Services	6.6
Energy	6.4
Health Care	4.4
Communication Services	2.5
Information Technology	1.5
Other	1.6

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.7%
Saudi National Bank	5.9
Naspers	5.3
Qatar National Bank	4.9
FirstRand	3.3
First Abu Dhabi Bank	3.1
Saudi Awwal Bank	3.0
Saudi Basic Industries	3.0
Capitec Bank Holdings	2.8
National Bank of Kuwait	2.7

How has the fund changed?

This is a summary of certain material changes to Africa & Middle East Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Africa & Middle East Fund

Investor Class (TRAMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Africa & Middle East Fund

I Class (PRAMX)

This annual shareholder report contains important information about Africa & Middle East Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - I Class	$121	1.09%

What drove fund performance during the past 12 months?

  Stocks in South Africa surged in the year ended October 31, 2024. Investors were greatly encouraged by the national elections in May 2024, which resulted in the African National Congress forming a Government of National Unity with the Democratic Alliance, a party viewed as economically liberal and market friendly. The oil price traded down as expectations for lower global oil demand growth, particularly from China, more than offset concerns over escalating regional geopolitical tensions. Saudi Arabian stocks registered gains; however, economic growth expectations for the kingdom were revised down.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in the United Arab Emirates made a significant contribution to relative performance. Shares in Parkin soared following the Dubai-based parking operator’s initial public offering in February 2024. On a sector basis, energy contributed significantly to portfolio returns, driven by holdings in Adnoc Logistics & Services and Adnoc Drilling.

  On the negative side, stock selection in Saudi Arabia was a detractor from relative performance. In particular, the portfolio had no exposure to a number of large benchmark heavyweight names whose shares rose strongly over the review period. These included ACWA Power and Saudi Arabian Mining Co (Ma'aden), both excessively valued, in our view. On a sector basis, the lack of exposure to real estate names in the United Arab Emirates, where population growth has been stronger than we expected, weighed on relative returns.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/6/17	500,000	500,000	500,000
4/30/17	512,225	505,041	503,128
7/31/17	543,399	527,909	523,359
10/31/17	534,230	520,549	512,394
1/31/18	627,381	601,580	592,124
4/30/18	633,593	590,620	587,200
7/31/18	600,671	574,851	570,167
10/31/18	531,721	505,154	507,068
1/31/19	584,281	566,894	564,739
4/30/19	616,035	590,473	585,371
7/31/19	583,010	572,572	567,970
10/31/19	549,986	535,166	533,601
1/31/20	560,434	551,401	549,195
4/30/20	429,599	437,575	434,228
7/31/20	466,691	481,305	477,203
10/31/20	494,342	496,239	492,126
1/31/21	578,491	578,817	574,423
4/30/21	654,974	651,146	649,877
7/31/21	675,834	669,360	671,265
10/31/21	736,325	701,276	704,780
1/31/22	785,484	738,947	743,086
4/30/22	813,537	800,366	804,601
7/31/22	752,522	710,632	714,926
10/31/22	702,026	673,776	677,834
1/31/23	719,931	674,208	678,293
4/30/23	727,102	676,094	680,195
7/31/23	775,862	703,144	707,372
10/31/23	691,249	625,776	629,532
1/31/24	768,476	693,345	697,509
4/30/24	785,390	696,401	700,401
7/31/24	825,101	731,702	735,900
10/31/24	844,221	754,147	758,489

202411-4029887, 202412-3915309

F1075-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Africa & Middle East Fund (I Class)	22.13%	8.95%	7.08%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.51	7.10	5.51
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	7.29	5.59

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$95,703
  Number of Portfolio Holdings57
  Investment Advisory Fees Paid (000s)$514
  Portfolio Turnover Rate40.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	45.3%
Consumer Discretionary	12.9
Materials	10.2
Consumer Staples	8.6
Industrials & Business Services	6.6
Energy	6.4
Health Care	4.4
Communication Services	2.5
Information Technology	1.5
Other	1.6

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.7%
Saudi National Bank	5.9
Naspers	5.3
Qatar National Bank	4.9
FirstRand	3.3
First Abu Dhabi Bank	3.1
Saudi Awwal Bank	3.0
Saudi Basic Industries	3.0
Capitec Bank Holdings	2.8
National Bank of Kuwait	2.7

How has the fund changed?

This is a summary of certain material changes to Africa & Middle East Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Africa & Middle East Fund

I Class (PRAMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Africa & Middle East Fund

Z Class (TRZMX)

This annual shareholder report contains important information about Africa & Middle East Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Stocks in South Africa surged in the year ended October 31, 2024. Investors were greatly encouraged by the national elections in May 2024, which resulted in the African National Congress forming a Government of National Unity with the Democratic Alliance, a party viewed as economically liberal and market friendly. The oil price traded down as expectations for lower global oil demand growth, particularly from China, more than offset concerns over escalating regional geopolitical tensions. Saudi Arabian stocks registered gains; however, economic growth expectations for the kingdom were revised down.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in the United Arab Emirates made a significant contribution to relative performance. Shares in Parkin soared following the Dubai-based parking operator’s initial public offering in February 2024. On a sector basis, energy contributed significantly to portfolio returns, driven by holdings in Adnoc Logistics & Services and Adnoc Drilling.

  On the negative side, stock selection in Saudi Arabia was a detractor from relative performance. In particular, the portfolio had no exposure to a number of large benchmark heavyweight names whose shares rose strongly over the review period. These included ACWA Power and Saudi Arabian Mining Co (Ma'aden), both excessively valued, in our view. On a sector basis, the lack of exposure to real estate names in the United Arab Emirates, where population growth has been stronger than we expected, weighed on relative returns.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
4/30/21	10,755	10,793	10,883
7/31/21	11,121	11,095	11,241
10/31/21	12,151	11,624	11,802
1/31/22	13,004	12,248	12,444
4/30/22	13,494	13,266	13,474
7/31/22	12,515	11,779	11,972
10/31/22	11,710	11,168	11,351
1/31/23	12,049	11,175	11,359
4/30/23	12,193	11,206	11,391
7/31/23	13,038	11,655	11,846
10/31/23	11,651	10,372	10,542
1/31/24	13,001	11,492	11,680
4/30/24	13,314	11,543	11,729
7/31/24	14,028	12,128	12,323
10/31/24	14,403	12,500	12,702

202411-4029887, 202412-3915309

F1403-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Africa & Middle East Fund (Z Class)	23.62%	10.40%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.51	6.24
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	6.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$95,703
  Number of Portfolio Holdings57
  Investment Advisory Fees Paid (000s)$514
  Portfolio Turnover Rate40.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	45.3%
Consumer Discretionary	12.9
Materials	10.2
Consumer Staples	8.6
Industrials & Business Services	6.6
Energy	6.4
Health Care	4.4
Communication Services	2.5
Information Technology	1.5
Other	1.6

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.7%
Saudi National Bank	5.9
Naspers	5.3
Qatar National Bank	4.9
FirstRand	3.3
First Abu Dhabi Bank	3.1
Saudi Awwal Bank	3.0
Saudi Basic Industries	3.0
Capitec Bank Holdings	2.8
National Bank of Kuwait	2.7

How has the fund changed?

This is a summary of certain material changes to Africa & Middle East Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Africa & Middle East Fund

Z Class (TRZMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRAMX Africa & Middle East
Fund
PRAMX Africa & Middle East
Fund–
.
I Class
TRZMX Africa & Middle East
Fund–
.
Z Class

T. ROWE PRICE Africa & Middle East Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 9 .63 $ 9 .94 $ 10 .53 $ 7 .31 $ 8 .65
Investment activities
Net investment income
(1)(2)
0 .23 0 .19 0 .14 0 .07 0 .07
Net realized and unrealized
gain/loss 1 .85 ( 0 .36 ) ( 0 .66 ) 3 .40 ( 0 .88 )
Total from investment activities 2 .08 ( 0 .17 ) ( 0 .52 ) 3 .47 ( 0 .81 )
Distributions
Net investment income ( 0 .26 ) ( 0 .14 ) ( 0 .07 ) ( 0 .04 ) ( 0 .53 )
Net realized gain — — — ( 0 .21 ) —
Total distributions ( 0 .26 ) ( 0 .14 ) ( 0 .07 ) ( 0 .25 ) ( 0 .53 )
NET ASSET VALUE
End of period $ 11 .45 $ 9 .63 $ 9 .94 $ 10 .53 $ 7 .31
Ratios/Supplemental Data
Total return
(2)(3)
21 .86% ( 1 .69 ) % ( 4 .96 ) % 48 .53% ( 10 .25 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .77% 1 .74% 1 .58% 1 .58% 1 .58%
Net expenses after waivers/
payments by Price Associates 1 .30% 1 .30% 1 .30% 1 .31% 1 .31%
Net investment income 2 .14% 1 .93% 1 .33% 0 .75% 0 .88%
Portfolio turnover rate 40 .1% 53 .1% 48 .2% 51 .3% 62 .3%
Net assets, end of period (in
thousands) $60,993 $58,590 $83,248 $90,469 $66,475
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Africa & Middle East Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 9 .64 $ 10 .01 $ 10 .59 $ 7 .33 $ 8 .66
Investment activities
Net investment income
(1)(2)
0 .26 0 .19 0 .20 0 .09 0 .04
Net realized and unrealized
gain/loss 1 .84 ( 0 .34 ) ( 0 .69 ) 3 .42 ( 0 .84 )
Total from investment activities 2 .10 ( 0 .15 ) ( 0 .49 ) 3 .51 ( 0 .80 )
Distributions
Net investment income ( 0 .26 ) ( 0 .22 ) ( 0 .09 ) ( 0 .04 ) ( 0 .53 )
Net realized gain — — — ( 0 .21 ) —
Total distributions ( 0 .26 ) ( 0 .22 ) ( 0 .09 ) ( 0 .25 ) ( 0 .53 )
NET ASSET VALUE
End of period $ 11 .48 $ 9 .64 $ 10 .01 $ 10 .59 $ 7 .33
Ratios/Supplemental Data
Total return
(2)(3)
22 .13% ( 1 .54 ) % ( 4 .66 ) % 48 .95% ( 10 .12 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .43% 1 .39% 1 .29% 1 .31% 1 .33%
Net expenses after waivers/
payments by Price Associates 1 .09% 1 .09% 1 .09% 1 .09% 1 .10%
Net investment income 2 .37% 1 .90% 1 .85% 1 .02% 0 .56%
Portfolio turnover rate 40 .1% 53 .1% 48 .2% 51 .3% 62 .3%
Net assets, end of period (in
thousands) $27,890 $24,003 $49,894 $26,351 $34,863
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Africa & Middle East Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 9 .66 $ 10 .04 $ 10 .62 $ 8 .74
Investment activities
Net investment income
(2)(3)
0 .37 0 .33 0 .28 0 .16
Net realized and unrealized gain/loss 1 .86 ( 0 .38 ) ( 0 .66 ) 1 .72
Total from investment activities 2 .23 ( 0 .05 ) ( 0 .38 ) 1 .88
Distributions
Net investment income ( 0 .38 ) ( 0 .33 ) ( 0 .20 ) —
NET ASSET VALUE
End of period $ 11 .51 $ 9 .66 $ 10 .04 $ 10 .62
Ratios/Supplemental Data
Total return
(3)(4)
23 .62% ( 0 .51 ) % ( 3 .63 ) % 21 .51%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 1 .39% 1 .37% 1 .27% 1 .30%
(5)
Net expenses after waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .01%
(5)
Net investment income 3 .43% 3 .26% 2 .58% 2 .37%
(5)
Portfolio turnover rate 40 .1% 53 .1% 48 .2% 51 .3%
Net assets, end of period (in thousands) $6,820 $7,114 $8,300 $10,226
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Africa & Middle East Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BAHRAIN 0.9%
Common Stocks 0.9%
Aluminium Bahrain  248,430 874
Total Bahrain (Cost $727) 874
CANADA 0.7%
Common Stocks 0.7%
Ivanhoe Mines, Class A (1)(2) 53,600 709
Total Canada (Cost $486) 709
EGYPT 1.9%
Common Stocks 1.9%
Commercial International Bank, GDR (USD)  417,755 647
Integrated Diagnostics Holdings (USD) (2) 2,360,232 1,180
Total Egypt (Cost $2,494) 1,827
KUWAIT 5.6%
Common Stocks 5.6%
Boursa Kuwait Securities  191,382 1,329
Gulf Bank  1,381,737 1,413
National Bank of Kuwait  946,051 2,620
Total Kuwait (Cost $5,082) 5,362
MOROCCO 0.8%
Common Stocks 0.8%
Label Vie  1,776 785
Total Morocco (Cost $355) 785
NETHERLANDS 1.9%
Common Stocks 1.9%
Prosus  42,654 1,799
Total Netherlands (Cost $1,279) 1,799

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
NIGERIA 0.5%
Common Stocks 0.5%
Guaranty Trust Holding  13,759,447 438
Total Nigeria (Cost $402) 438
QATAR 8.5%
Common Stocks 8.5%
Industries Qatar  377,654 1,383
Meeza QSTP  689,564 628
Qatar Gas Transport  1,212,597 1,425
Qatar National Bank  980,788 4,668
Total Qatar (Cost $7,626) 8,104
SAUDI ARABIA 40.9%
Common Stocks 40.9%
Abdullah Al Othaim Markets  210,571 661
Advanced Petrochemical (2) 96,250 931
Al Hassan Ghazi Ibrahim Shaker (2) 74,006 513
Al Rajhi Bank  477,046 11,146
Alamar Foods  35,558 729
Aldrees Petroleum & Transport Services  36,870 1,356
Arabian Internet & Communications Services  10,829 734
Bupa Arabia for Cooperative Insurance  17,948 961
Etihad Etisalat  142,052 1,956
Jarir Marketing  280,435 986
Leejam Sports  11,273 570
Mouwasat Medical Services  56,327 1,407
Nahdi Medical  26,231 861
Power & Water Utility for Jubail & Yanbu  84,396 1,318
Saudi Arabian Oil  207,980 1,494
Saudi Awwal Bank  322,972 2,907
Saudi Basic Industries  148,606 2,875
Saudi National Bank  639,707 5,624
Saudia Dairy & Foodstuff  7,569 723
United International Transportation  62,085 1,422
Total Saudi Arabia (Cost $29,584) 39,174

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 25.2%
Common Stocks 25.2%
Aspen Pharmacare Holdings  162,602 1,652
Bid  93,459 2,203
Bidvest Group  122,824 1,987
Capitec Bank Holdings  14,585 2,635
Clicks Group  64,269 1,375
FirstRand  714,161 3,138
Naspers, Class N  21,339 5,043
Northam Platinum Holdings  294,241 2,177
Pick n Pay Stores (2) 783,681 1,131
Sanlam  317,237 1,581
Truworths International  193,910 1,235
Total South Africa (Cost $15,142) 24,157
SWITZERLAND 0.6%
Common Stocks 0.6%
Cie Financiere Richemont, Class A (ZAR)  3,815 554
Total Switzerland (Cost $485) 554
UNITED ARAB EMIRATES 9.5%
Common Stocks 9.5%
ADNOC Drilling  1,189,647 1,642
ADNOC Logistics & Services  976,922 1,542
Emirates NBD Bank  263,608 1,362
First Abu Dhabi Bank  825,379 2,950
Parkin  888,553 1,030
Spinneys 1961 Holding  1,294,465 535
Total United Arab Emirates (Cost $6,768) 9,061
UNITED KINGDOM 2.8%
Common Stocks 2.8%
Centamin  608,752 1,249
Endeavour Mining  43,065 966
IHS Holding (USD) (2) 151,300 446
Total United Kingdom (Cost $2,124) 2,661

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 2,165 2
Total Short-Term Investments (Cost $2) 2
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 657,632 658
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 658
Total Securities Lending Collateral (Cost $658) 658
Total Investments in Securities
100.5% of Net Assets
(Cost $73,214) $ 96,165
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
GDR Global Depositary Receipts
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Africa & Middle East Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 24++
Totals $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 414  ¤  ¤ $ 660
Total $ 660^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $660.

T. ROWE PRICE Africa & Middle East Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $73,214) $ 96,165
Receivable for investment securities sold 725
Receivable for shares sold 46
Dividends receivable 23
Other assets 39
Total assets 96,998
Liabilities
Obligation to return securities lending collateral 658
Payable for investment securities purchased 195
Investment management fees payable 85
Payable for shares redeemed 40
Due to affiliates 2
Other liabilities 315
Total liabilities 1,295
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 95,703

T. ROWE PRICE Africa & Middle East Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 27,588
Paid-in capital applicable to 8,348,083 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 68,115
NET ASSETS $ 95,703
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $60,993; Shares outstanding: 5,326,717) $ 11.45
I Class
(Net assets: $27,890; Shares outstanding: 2,428,819) $ 11.48
Z Class
(Net assets: $6,820; Shares outstanding: 592,547) $ 11.51

T. ROWE PRICE Africa & Middle East Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $178) $ 3,311
Securities lending 1
Total income 3,312
Expenses
Investment management 996
Shareholder servicing
Investor Class $ 224
I Class 10 234
Prospectus and shareholder reports
Investor Class 18
I Class 3
Z Class 1 22
Custody and accounting 231
Registration 45
Legal and audit 40
Miscellaneous 15
Waived / paid by Price Associates (482)
Total expenses 1,101
Net investment income 2,211

T. ROWE PRICE Africa & Middle East Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 5,434
Foreign currency transactions (35)
Net realized gain 5,399
Change in net unrealized gain / loss
Securities 11,383
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss 11,384
Net realized and unrealized gain / loss 16,783
INCREASE IN NET ASSETS FROM OPERATIONS $ 18,994

T. ROWE PRICE Africa & Middle East Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,211 $ 2,206
Net realized gain 5,399 3,135
Change in net unrealized gain / loss 11,384 (5,717)
Increase (decrease) in net assets from operations 18,994 (376)
Distributions to shareholders
Net earnings
Investor Class (1,540) (1,075)
I Class (642) (1,096)
Z Class (276) (263)
Decrease in net assets from distributions (2,458) (2,434)
Capital share transactions
*
Shares sold
Investor Class 3,486 7,253
I Class 1,635 3,437
Z Class 24 109
Distributions reinvested
Investor Class 1,455 1,027
I Class 610 1,066
Z Class 276 263
Shares redeemed
Investor Class (13,265) (31,108)
I Class (2,900) (29,692)
Z Class (1,861) (1,280)
Decrease in net assets from capital share
transactions (10,540) (48,925)

T. ROWE PRICE Africa & Middle East Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase (decrease) during period 5,996 (51,735)
Beginning of period 89,707 141,442
End of period $ 95,703 $ 89,707
*Share information (000s)
Shares sold
Investor Class 323 719
I Class 153 340
Z Class 2 11
Distributions reinvested
Investor Class 142 106
I Class 59 111
Z Class 27 27
Shares redeemed
Investor Class (1,225) (3,113)
I Class (273) (2,945)
Z Class (172) (128)
Decrease in shares outstanding (964) (4,872)

T. ROWE PRICE Africa & Middle East Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Africa & Middle East
Fund (the fund) is an open-end management investment company established by the corporation. During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East. The fund has three classes of shares: the Africa & Middle East Fund (Investor Class), the Africa & Middle East
Fund–I Class (I Class) and the Africa & Middle East Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Africa & Middle East Fund

are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU

T. ROWE PRICE Africa & Middle East Fund

are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Africa & Middle East Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Africa & Middle East Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 446 $ 95,059 $ — $ 95,505
Short-Term Investments 2 — — 2
Securities Lending Collateral 658 — — 658
Total $ 1,106 $ 95,059 $ — $ 96,165

T. ROWE PRICE Africa & Middle East Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE Africa & Middle East Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $626,000; the value of cash collateral and related investments was $658,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $38,210,000 and
$49,085,000, respectively, for the year ended October 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 2,458
$
2,434

T. ROWE PRICE Africa & Middle East Fund

At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. During the year ended October 31, 2024, the fund utilized
$1,382,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 75,651
Unrealized appreciation $ 26,124
Unrealized depreciation (5,610)
Net unrealized appreciation (depreciation) $ 20,514
($000s)
Undistributed ordinary income $ 4,321
Undistributed long-term capital gain 2,753
Net unrealized appreciation (depreciation) 20,514
Total distributable earnings (loss) $ 27,588

T. ROWE PRICE Africa & Middle East Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Africa & Middle East Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,104,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Africa & Middle East Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for
Price Associates; $184,000 for T. Rowe Price Services, Inc.; and $2,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.30% 0.05% 0.00%
Expense limitation date 02/28/26 02/28/26 N/A
(Waived)/repaid during the period ($000s) $(291) $(90) $(101)

T. ROWE PRICE Africa & Middle East Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Africa & Middle East Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Africa & Middle East Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Africa & Middle East Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Africa & Middle East Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Africa & Middle East Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $749,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $2,800,000 and foreign taxes paid of $178,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F168-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024